UNIT-BASED COMPENSATION - Vested and Nonvested Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
DFW Net Profit Interests
Percentage Interest
Nonvested at the beginning of the period (as a percent)	0.038%	1.75%
Repurchased (as a percent)	0.038%	0.00%
Vested (as a percent)	0.00%	1.644%
Forfeited (as a percent)	0.00%	0.069%
Nonvested at the end of the period (as a percent)	0.00%	0.038%
Vested, end of period (as a percent)	0.00%	4.294%
Weighted-average grant date fair value (per 1.0% of Net Profits Interests)
Nonvested at the beginning of the period (in dollars)	$ 1,650	$ 306
Repurchased (in dollars)	1,650	0
Vested (in dollars)	0	256
Forfeited (in dollars)	0	765
Nonvested at the end of the period (in dollars)	0	1,650
Vested, end of period (in dollars)	$ 0	$ 257
SMP Net Profits Interests
Percentage Interest
Nonvested at the beginning of the period (as a percent)	3.187%	3.958%
Granted (as a percent)		0.50%
Vested (as a percent)		1.271%
Nonvested at the end of the period (as a percent)		3.187%
Vested, end of period (as a percent)		3.168%
Weighted-average grant date fair value (per 1.0% of Net Profits Interests)
Nonvested at the beginning of the period (in dollars)	$ 1,140	$ 1,003
Granted (in dollars)		1,780
Vested (in dollars)		965
Nonvested at the end of the period (in dollars)		1,140
Vested, end of period (in dollars)		$ 788